Long-Term Debt, Annual Principal Payments (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Annual Principal Payments [Abstract]
2020	$ 1,600,000
2021	6,600,000
2022	1,600,000
2023	1,600,000
2024	4,600,000
Total long-term debt (including related party debt)	16,000,000
Interest incurred on long-term debt	$ 210,085
Company's Long-Term Debt [Member]
Annual Principal Payments [Abstract]
Weighted average interest rate	5.80%